Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Risks and Uncertainties [Abstract]
Loan commitments	$ 885,052	$ 821,795
Standby letters of credit	$ 12,473	$ 20,590